RECEIVABLE FROM RELATED PARTY (Tables)	12 Months Ended
Dec. 31, 2017
Receivable From Related Party Tables
Schedule of Amounts Due From Related Parties	Amounts due from related parties consist of:

	December 31,
	2017	2016
Advesa, Inc.	$—	$21,775
Cannabinoid Research & Development, Limited	—	5,000
	$—	$26,775